UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8076

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York	10017
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2005 to January 31, 2006

Item 1:                                                          Schedule of Investments

The Emerging Markets Telecommunications Fund, Inc.

Schedule of Investments - January 31, 2006 (unaudited)

		No. of
Description		Shares/Units	Value

Equity or Equity-Linked Securities-97.73%
Equity or Equity-Linked Securities of Telecommunication Companies in Emerging Countries-93.50%

Asia-1.90%

Telecommunications-1.90%
TVG Asian Communications Fund II, L.P.	† ‡ #
(Cost $2,691,985)		3,661,411	$2,379,830

Brazil-8.29%

Cable Television-0.54%
Net Servicos de Comunicacao S.A., ADR		¥127,200	676,704

Cellular Telecommunications-1.80%
Telesp Celular Participações S.A., ADR		¥312,800	1,507,696
Tim Participações S.A., ADR		¥19,900	741,275
			2,248,971

Electric Generation-0.41%
AES Tiete S.A., PN		20,143,000	510,317

Telephone-Integrated-5.54%
Brasil Telecom Participações S.A., ADR		¥62,300	2,218,503
Embratel Participações S.A., ADR		42,900	566,280
Tele Norte Leste Participações S.A.		46,116	1,067,971
Tele Norte Leste Participações S.A., ADR		124,800	2,216,448
Telecomunicações de São Paulo S.A., ADR		200	4,746
Telemar Norte Leste S.A., PNA		31,500	847,680
			6,921,628
Total Brazil (Cost $8,464,049)			10,357,620

Chile-0.47%

Telephone-Integrated-0.47%
Compania de Telecomunicaciones de Chile S.A.
(Cost $638,702)		66,400	587,640

China-11.79%

Cellular Telecommunications-10.41%
China Mobile (Hong Kong) Ltd.		1,321,000	6,468,237
China Mobile (Hong Kong) Ltd., ADR		¥265,800	6,538,680
			13,006,917

Telecommunications-1.38%
China Telecom Corp. Ltd.		4,543,000	1,725,206
Total China (Cost $11,778,078)			14,732,123

Egypt-4.68%

Cellular Telecommunications-0.95%
Vodafone Egypt Telecommunications Co. SAE		66,700	1,186,967

Telecomunications-3.73%
Orascom Telecom Holding SAE	†	72,786	4,661,707
Total Egypt (Cost $3,936,404)			5,848,674

India-2.63%

Cellular Telecommunications-2.37%
Bharti Tele-Ventures Ltd.	†	368,339	2,963,374

Telecommunications-0.26%
Videsh Sanchar Nigam Ltd.		36,727	319,668
Total India (Cost $1,859,201)			3,283,042

Indonesia-4.16%

Telecommunications-4.16%
PT Indosat Tbk	†	1,265,500	787,485
PT Telekomunikasi Indonesia		6,497,500	4,407,892
Total Indonesia (Cost $3,669,597)			5,195,377

Israel-7.33%

Technology-0.71%
SVE Star Ventures Enterprises GmbH & Co. No. IX KG	† ‡ #	1,500,000	885,120

Telecommunications-0.67%
Lynx Photonic Networks	*	375,394	344,048
Lynx Series E	*	493,000	498,488
			842,536
Telephone-Integrated-1.32%
Bezeq Israeli Telecommunication Corp. Ltd.		1,236,635	1,652,266

Venture Capital-4.63%
BPW Israel Ventures LLC	† ‡ #	1,674,587	952,691
Concord Ventures II Fund L.P.	† ‡ #	3,760,000	1,369,099
Formula Ventures L.P.	† ‡	1,499,989	121,949
Giza GE Venture Fund III, L.P.	† ‡ #	2,475,000	1,427,778
K.T. Concord Venture Fund L.P.	† ‡	2,000,000	999,636
Neurone Ventures II, L.P.	† ‡ #	536,184	217,979
Walden-Israel Ventures III, L.P.	† ‡ #	864,188	698,592
			5,787,724
Total Israel (Cost $12,417,364)			9,167,646

Latin America-0.62%

Venture Capital-0.62%
J.P. Morgan Latin America Capital Partners (Cayman), L.P.	† ‡	835,097	346,482
J.P. Morgan Latin America Capital Partners (Delaware), L.P.	† ‡ #	1,339,000	423,874
Total Latin America (Cost $1,088,321)			770,356

Mexico-18.16%

Cellular Telecommunications-15.12%
América Móvil S.A. de C.V., Series L, ADR		560,200	18,895,546

Telephone - Integrated-3.04%
Telefonos de Mexico S.A. de C.V., ADR		160,300	3,805,522
Total Mexico (Cost $8,692,959)			22,701,068

Morocco-0.72%

Telecommunications-0.72%
Maroc Telecom
(Cost $863,786)		73,406	903,973

Philippines-1.52%

Telephone-Integrated-1.52%
Philippine Long Distance Telephone Co.
(Cost $1,572,792)		53,350	1,902,074

Poland-2.23%

Telecommunications-2.23%
Telekomunikacja Polska S.A.
(Cost $2,438,538)		380,137	2,789,739

Russia-8.91%

Cellular Telecommunications-5.06%
AO VimpelCom, ADR	†	50,700	2,372,760
Mobile Telesystems, ADR		105,400	3,950,392
			6,323,152

Internet Content - Information/News-0.54%
RBC Information Systems, ADR	†	23,100	669,900

Telecommunications-2.20%
AFK Sistema, GDR		23,272	569,001
AFK Sistema, 144A, GDR		76,711	1,641,615
VolgaTelecom, ADR		68,500	542,520
			2,753,136

Telephone-Integrated-0.31%
Rostelecom, ADR		¥28,800	391,680

Television-0.80%
Independent Network Television Holding Ltd., Series II	† ‡	1,000,000	1,000,000
Total Russia (Cost $9,652,624)			11,137,868

South Africa-8.65%

Cellular Telecommunications-6.95%
MTN Group Ltd.		840,827	8,685,486

Telephone-Integrated-1.70%
Telkom South Africa Ltd.		86,920	2,121,173
Total South Africa (Cost $6,950,727)			10,806,659

South Korea-3.59%

Cellular Telecommunications-3.59%
SK Telecom Co., Ltd.		18,490	3,677,539
SK Telecom Co., Ltd., ADR		¥35,000	813,050
Total South Korea (Cost $4,114,587)			4,490,589

Thailand-1.19%

Telecommunications-0.53%
Shin Corporation Public Company Ltd.		535,600	663,910

Telephone-Integrated-0.66%
True Corporation Public Co. Ltd., Foreign Registered	†	2,879,200	828,440
True Corporation Public Co. Ltd., Foreign Registered,
Warrants (expiring 04/03/08)	†	1,717,483	0
			828,440
Total Thailand (Cost $1,145,584)			1,492,350

United Arab Emirates-0.95%

Cellular Telecommunications-0.95%
Investcom LLC, GDR
(Cost $970,302)	†	67,603	1,190,489

Global-5.71%

Telecommunications-1.28%
TeleSoft Partners L.P.	† ‡	1,250,000	0
TeleSoft Partners II QP, L.P.	† ‡ #	1,740,000	1,601,409
			1,601,409

Venture Capital-4.43%
Emerging Markets Ventures I, L.P.	† ‡ #	7,248,829	5,540,425
Total Global (Cost$6,707,385)			7,141,834

Total Emerging Countries
(Cost $89,652,985)			116,878,951

Equity Securities of Telecommunication Companies in Developed Countries-1.92%

United States-1.07%

Cellular Telecommunications-1.07%
NII Holdings Inc., Class B	† ¥	27,100	1,340,366

Internet-Services-0.85%
Technology Crossover Ventures IV, L.P.	† ‡ #	1,708,800	1,054,056

Total Developed Countries (Cost $2,038,389)			2,394,422

Equity Securities of Companies Providing Other Essential Services in the Development of an Emerging Country’s Infrastructure-2.31%

Argentina-0.00%

Investment & Holding Company-0.00%
Exxel Capital Partners V, L.P. (Cost $380,019)	† ‡	1,897,761	0

Chile-1.05%

Water Service Management-1.05%
Inversiones Aguas Metropolitanas S.A., ADR (Cost $1,221,505)	† ¥	65,800	1,316,000

Israel-0.07%

Investment & Holding Company-0.07%
The Renaissance Fund LDC (Cost $483,692)	† ‡	160	84,760

Mexico-0.81%

Building-Residential/Commercial-0.81%
Urbi, Desarrollos Urbanos, S.A. de C.V. (Cost $988,916)		136,886	1,007,825

South Korea-0.38%

Electric Products-Miscellaneous-0.38%
LG Electronics Inc. (Cost $483,628)		5,540	477,557

Total Other Essential Services (Cost $3,557,760)			2,886,142

Total Equity or Equity-Linked Securities (Cost $95,249,134)			122,159,515

Short-Term Investments-5.28%

	Principal Amount
	(000’s)
Grand Cayman-1.30%
J.P. Morgan Chase, overnight deposit, 3.59%, 02/01/06** (Cost $1,622,000)	$1,622	1,622,000

United States-3.98%
Bear, Stearns & Co. Inc., repurchase agreement, (Agreement dated 01/31/06 to be repurchased at $136,477), 2.25%***, 02/01/06, collateralized by U.S. Government Securities****	136	136,469

Bear, Stearns & Co. Inc., repurchase agreement, (Agreement dated 01/31/06 to be repurchased at $4,842,130), 4.50%*****, 02/01/06, collateralized by U.S. Government Securities ****	4,842	4,841,525

Total United States (Cost $4,977,994)		4,977,994

Total Short-Term Investments (Cost $6,599,994)		6,599,994

Total Investments-103.01% (Cost $101,849,128)		128,759,509

Liabilities in Excess of Cash and Other Assets-(3.01)%		(3,759,571)

Net Assets-100.00%		$124,999,938

†	Non-income producing security.
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

¥	Security or a portion thereof is out on loan.
#	As of January 31, 2006, the aggregate amount of open commitments for the Fund is $5,196,842.
*

Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

**	Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.
***	Interest rate after any rebate earned by borrower of securities.
****	Represents security purchased with cash collateral received for securities on loan.
*****	Interest rate before any rebate earned by borrower of securities.
ADR	American Depository Receipts.
GDR	Global Depository Receipts.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At January 31, 2006, the Fund held 15.96% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $24,008,726 and fair value of $19,946,216. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

	Number of	Acquisition		Fair Value At	Value per	Percent of	Distributions	Open
Security	Units/Shares	Date(s)	Cost	01/31/06	Unit/Share	Net Assets	Received	Commitments

BPW Israel Ventures LLC	1,577,293	10/05/00 - 09/21/05	$1,168,324	$897,339	$0.57	0.72
	97,294	12/09/05	97,294	55,352	0.57	0.04
	1,674,587		1,265,618	952,691		0.76	—	$625,413

Concord Ventures II Fund L.P.	3,760,000	03/29/00 - 07/11/05	2,615,107	1,369,099	0.36	1.10	$151,554	240,000

Emerging Markets Ventures I, L.P.	7,215,129	01/22/98 - 06/03/05	5,015,705	5,514,667	0.76	4.41
	33,700	01/10/06	33,700	25,758	0.76	0.02
	7,248,829		5,049,405	5,540,425		4.43	1,169,680	851,172

Exxel Capital Partners V, L.P.	1,897,761	05/11/98 - 12/03/98	380,019	0	0.00	0.00	205,185	—

Formula Ventures L.P.	1,499,989	08/06/99 - 06/14/04	464,935	121,949	0.08	0.10	414,249	—

Giza GE Venture Fund III, L.P.	2,475,000	01/31/00 - 08/10/05	1,739,133	1,427,778	0.58	1.14	197,516	275,000

Independent Network Television Holding Ltd, Series II	1,000,000	07/06/98	1,000,000	1,000,000	1.00	0.80	—	—

J.P. Morgan Latin America Capital Partners (Cayman), L.P.	835,097	04/10/00 - 08/02/05	492,859	346,482	0.41	0.28	708,606	—

J.P. Morgan Latin America Capital Partners (Delaware), L.P.	1,339,000	04/10/00 - 08/02/05	595,462	423,874	0.32	0.34	844,721	679,655

K.T. Concord Venture Fund L.P.	2,000,000	12/08/97 - 09/29/00	1,647,425	999,636	0.50	0.80	659,477	—

Neurone Ventures II, L.P.	536,184	11/24/00 - 08/15/05	291,621	217,979	0.41	0.18	39,421	225,000

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,500,000	12/21/00 - 03/30/05	1,215,247	885,120	0.59	0.71	—	500,000

Technology Crossover Ventures IV, L.P.	1,708,800	03/08/00 - 10/24/05	848,221	1,054,056	0.62	0.84	807,859	291,200

TeleSoft Partners L.P.	1,250,000	07/22/97 - 06/07/01	503,902	0	0.00	0.00	7,203,101	—

TeleSoft Partners II QP, L.P.	1,740,000	07/14/00 - 12/09/04	1,154,078	1,601,409	0.92	1.28	113,986	660,000

The Renaissance Fund LDC	160	03/30/94 - 03/21/97	483,692	84,760	529.75	0.07	1,497,612	—

TVG Asian Communications Fund II, L.P.	3,622,118	06/07/00 - 12/31/03	2,691,985	2,354,290	0.65	1.88
	39,293	01/25/06	0	25,540	0.65	0.02
	3,661,411		2,691,985	2,379,830		1.90	837,379	338,589

Walden-Israel Ventures III, L.P.	774,813	02/23/01 - 06/09/05	620,968	626,343	0.81	0.50
	89,375	11/22/05	89,375	72,249	0.81	0.06
	864,188		710,343	698,592		0.56	10,234	510,813

Total			$23,149,052	$19,103,680		15.29	$14,860,580	$5,196,842

The Fund may incur certain costs in connection with the disposition of the above securities.

Federal Income Tax Cost - At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $102,192,579, $32,008,811, $(5,441,881) and $26,566,930, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE EMERGING MARKETS TELECOMMUNICATIONS FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	March 31, 2006

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2006